Share Capital - Summary of Dividends Declared and Recorded in the Consolidated Financial Statements (Detail) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [line items]
Paid	CAD 0	CAD 0
Dividends per share one [member]
Disclosure of Dividends [line items]
Dividend per Share	CAD 0.1250
Paid	CAD 14,300,000
Date Declared	Feb. 22, 2017
Record Date	Mar. 31, 2017
Payment Date	Apr. 13, 2017
Dividends per share two [member]
Disclosure of Dividends [line items]
Dividend per Share	CAD 0.1250
Paid	CAD 14,200,000
Date Declared	May 10, 2017
Record Date	Jun. 30, 2017
Payment Date	Jul. 13, 2017
Dividends per share three [member]
Disclosure of Dividends [line items]
Dividend per Share	CAD 0.1250
Paid	CAD 14,200,000
Date Declared	Aug. 08, 2017
Record Date	Sep. 29, 2017
Payment Date	Oct. 12, 2017
Dividends per share four [member]
Disclosure of Dividends [line items]
Dividend per Share	CAD 0.1250
Paid	CAD 0
Date Declared	Nov. 08, 2017
Record Date	Dec. 31, 2017
Payment Date	Jan. 11, 2018